Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2021

GHI-QTLY-0321
1.926257.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.2%
		Principal Amount	Value
Convertible Bonds - 1.0%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$109,584
3.375% 8/15/26		392,000	361,460
			471,044
Diversified Financial Services - 0.1%
Nexi SpA 1.75% 4/24/27 (Reg. S)	EUR	100,000	139,806
Energy - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)		41,091	41,091
15% 7/15/23 (a)(b)		23,750	23,750
			64,841
Technology - 0.1%
ams AG 2.125% 11/3/27 (Reg. S)	EUR	100,000	131,227
Telecommunications - 0.2%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	116,892
Telecom Italia SpA 1.125% 3/26/22 (Reg. S)	EUR	100,000	121,311
			238,203

TOTAL CONVERTIBLE BONDS			1,045,121

Nonconvertible Bonds - 83.2%
Aerospace - 1.8%
Allegheny Technologies, Inc. 5.875% 12/1/27		70,000	73,508
BBA U.S. Holdings, Inc.:
4% 3/1/28 (c)		55,000	56,066
5.375% 5/1/26 (c)		40,000	40,988
Bombardier, Inc.:
7.5% 12/1/24 (c)		96,000	92,400
7.875% 4/15/27 (c)		260,000	243,100
BWX Technologies, Inc. 5.375% 7/15/26 (c)		65,000	67,218
Moog, Inc. 4.25% 12/15/27 (c)		20,000	20,750
Rolls-Royce PLC:
4.625% 2/16/26 (Reg. S)	EUR	100,000	128,940
5.75% 10/15/27 (c)		55,000	58,850
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	210,694
TransDigm, Inc.:
5.5% 11/15/27		455,000	469,219
6.25% 3/15/26 (c)		25,000	26,443
7.5% 3/15/27		200,000	214,000
Wolverine Escrow LLC 8.5% 11/15/24 (c)		45,000	43,031
			1,745,207
Air Transportation - 0.7%
Aerovias de Mexico SA de CV 7% 2/5/25 (c)(d)		200,000	80,563
Azul Investments LLP 5.875% 10/26/24 (c)		200,000	183,313
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)		55,000	57,200
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		55,000	60,156
Rumo Luxembourg SARL 7.375% 2/9/24 (c)		200,000	207,250
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25(c)		65,000	73,743
Western Global Airlines LLC 10.375% 8/15/25 (c)		60,000	66,900
			729,125
Automotive & Auto Parts - 2.3%
Faurecia SA 3.75% 6/15/28 (Reg. S)	EUR	205,000	261,505
Ford Motor Co.:
9% 4/22/25		120,000	145,942
9.625% 4/22/30		40,000	56,688
Ford Motor Credit Co. LLC:
3.087% 1/9/23		200,000	202,210
3.25% 9/15/25	EUR	100,000	127,116
3.375% 11/13/25		35,000	35,576
4% 11/13/30		195,000	199,875
5.125% 6/16/25		170,000	184,620
5.875% 8/2/21		115,000	117,156
Jaguar Land Rover PLC 7.75% 10/15/25 (c)		35,000	37,975
LKQ European Holdings BV 3.625% 4/1/26	EUR	100,000	123,327
Metalsa SA de CV 4.9% 4/24/23 (c)		150,000	156,844
Real Hero Merger Sub 2 6.25% 2/1/29 (c)		20,000	20,518
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	200,000	266,976
Stellantis NV 4.5% 7/7/28 (Reg. S)	EUR	113,000	173,496
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	125,909
Winnebago Industries, Inc. 6.25% 7/15/28 (c)		45,000	48,488
			2,284,221
Banks & Thrifts - 3.2%
Ally Financial, Inc.:
8% 11/1/31		155,000	222,668
8% 11/1/31		868,000	1,260,236
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (e)	EUR	100,000	105,093
Banco BPM SpA 6.5% (Reg. S) (e)(f)	EUR	200,000	239,765
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		150,000	155,906
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	142,896
Biz Finance PLC 9.625% 4/27/22 (c)		37,500	39,070
Commerzbank AG 4% 3/30/27 (Reg. S)	EUR	100,000	136,299
Georgia Bank Joint Stock Co. 6% 7/26/23 (c)		200,000	210,688
Industrial Senior Trust 5.5% 11/1/22 (c)		200,000	210,813
TBC Bank JSC 5.75% 6/19/24 (c)		200,000	209,438
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (c)		200,000	202,688
			3,135,560
Broadcasting - 2.2%
AMC Networks, Inc.:
4.75% 12/15/22		66,000	66,099
4.75% 8/1/25		125,000	128,750
Cable Onda SA 4.5% 1/30/30 (c)		200,000	216,000
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)		70,000	56,525
E.W. Scripps Co. 5.125% 5/15/25 (c)		30,000	30,600
Entercom Media Corp. 6.5% 5/1/27 (c)		40,000	41,000
Netflix, Inc.:
3.625% 6/15/30 (Reg. S)	EUR	100,000	146,991
3.875% 11/15/29 (Reg. S)	EUR	200,000	296,549
5.875% 11/15/28		140,000	175,700
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (c)		75,000	79,610
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)		50,000	50,000
5.375% 1/15/31 (c)		25,000	25,250
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		60,000	62,532
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)		75,000	77,279
4.625% 7/15/24 (c)		325,000	336,037
5% 8/1/27 (c)		65,000	68,317
Tegna, Inc. 5% 9/15/29		85,000	88,452
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		200,000	107,813
Univision Communications, Inc. 6.625% 6/1/27 (c)		110,000	115,775
			2,169,279
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)		315,000	331,538
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (c)(e)		70,000	69,650
CEMEX S.A.B. de CV 5.45% 11/19/29 (c)		200,000	217,200
The Hillman Group, Inc. 6.375% 7/15/22 (c)		100,000	99,547
			717,935
Cable/Satellite TV - 3.7%
Altice France Holding SA 8% 5/15/27 (c)	EUR	175,000	232,759
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (c)		95,000	100,046
4.75% 3/1/30 (c)		140,000	148,921
5.125% 5/1/27 (c)		725,000	762,309
5.75% 2/15/26 (c)		65,000	67,067
CSC Holdings LLC:
3.375% 2/15/31 (c)		75,000	73,189
4.625% 12/1/30 (c)		75,000	76,500
5.375% 2/1/28 (c)		165,000	175,014
5.5% 4/15/27 (c)		115,000	121,291
5.75% 1/15/30 (c)		100,000	107,345
6.5% 2/1/29 (c)		165,000	183,563
7.5% 4/1/28 (c)		230,000	255,013
DISH DBS Corp.:
5% 3/15/23		250,000	257,513
7.75% 7/1/26		185,000	200,711
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)		150,000	152,681
6.5% 9/15/28 (c)		110,000	115,775
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	123,934
Virgin Media Secured Finance PLC 5.5% 5/15/29 (c)		170,000	183,272
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)		35,000	36,502
6% 1/15/27 (c)		160,000	167,600
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	80,000	101,292
4.875% 1/15/30 (c)		50,000	52,405
			3,694,702
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	100,000	129,042
Chemicals - 3.3%
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)		40,000	42,903
Braskem Idesa SAPI 7.45% 11/15/29 (c)		250,000	241,344
Braskem Netherlands BV 4.5% 1/31/30 (c)		200,000	203,250
CF Industries Holdings, Inc.:
4.95% 6/1/43		120,000	143,100
5.15% 3/15/34		100,000	123,000
5.375% 3/15/44		225,000	284,625
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(e)(g)		320,000	314,517
6.5% 5/15/26 (c)		185,000	185,925
6.875% 6/15/25 (c)		200,000	203,500
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	247,128
GrafTech Finance, Inc. 4.625% 12/15/28 (c)		50,000	50,625
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	121,355
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)		35,000	35,175
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)		10,000	10,200
7% 12/31/27 (c)		15,000	15,338
MEGlobal Canada, Inc. 5% 5/18/25 (c)		200,000	222,875
OCI NV 5.25% 11/1/24 (c)		110,000	114,125
The Chemours Co. LLC:
5.375% 5/15/27		240,000	258,300
5.75% 11/15/28 (c)		145,000	150,096
7% 5/15/25		130,000	134,388
Valvoline, Inc. 4.25% 2/15/30 (c)		45,000	47,025
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (c)		70,000	73,409
			3,222,203
Consumer Products - 0.7%
B2W Digital Lux SARL 4.375% 12/20/30 (c)		200,000	207,000
Central Garden & Pet Co. 4.125% 10/15/30		35,000	36,589
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)(h)		45,000	45,000
7.75% 2/15/29 (c)(h)		75,000	75,000
Prosus NV 4.027% 8/3/50 (c)		200,000	201,000
TripAdvisor, Inc. 7% 7/15/25 (c)		35,000	37,756
Walnut Bidco PLC 6.75% 8/1/24 (Reg. S)	EUR	100,000	123,782
			726,127
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)		70,000	73,150
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (c)		50,000	51,500
Ball Corp. 4.875% 3/15/26		85,000	95,387
Berry Global, Inc. 4.875% 7/15/26 (c)		40,000	42,820
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (c)		35,000	35,656
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		30,000	32,438
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		20,000	20,650
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		20,000	20,450
Trivium Packaging Finance BV 5.5% 8/15/26 (c)		40,000	42,173
			414,224
Diversified Financial Services - 3.1%
Altice France Holding SA 10.5% 5/15/27 (c)		130,000	145,763
FLY Leasing Ltd. 5.25% 10/15/24		35,000	34,038
Ford Credit Europe PLC 1.615% 5/11/23 (Reg. S)	EUR	200,000	242,873
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	210,813
6.85% 7/2/24 (Reg. S)		200,000	211,688
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	124,153
HTA Group Ltd. 7% 12/18/25 (c)		200,000	212,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)		65,000	64,539
4.75% 9/15/24		90,000	95,063
5.25% 5/15/27		90,000	94,502
6.25% 5/15/26		260,000	274,713
6.375% 12/15/25		495,000	510,469
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	125,000	152,073
Nexi SpA 1.75% 10/31/24 (Reg. S)	EUR	100,000	123,539
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (c)		20,000	21,019
Smurfit Kappa Treasury ULC 1.5% 9/15/27 (Reg. S)	EUR	100,000	126,160
Springleaf Finance Corp.:
4% 9/15/30		65,000	65,469
6.875% 3/15/25		75,000	85,828
8.875% 6/1/25		75,000	83,858
Verisure Holding AB 3.875% 7/15/26 (Reg. S)	EUR	125,000	155,536
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (b)(d)		200,000	20,100
			3,055,134
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (c)		110,000	114,675
Lamar Media Corp. 4.875% 1/15/29		45,000	47,700
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)		90,000	97,313
ViacomCBS, Inc. 6.25% 2/28/57 (e)		90,000	101,025
			360,713
Energy - 13.5%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (c)		25,000	25,563
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (c)		140,000	139,624
5.75% 1/15/28 (c)		60,000	60,000
Antero Resources Corp. 7.625% 2/1/29 (c)		55,000	56,220
Apache Corp.:
4.625% 11/15/25		55,000	56,375
4.875% 11/15/27		135,000	138,713
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (c)		70,000	71,488
California Resources Corp. 7.125% 2/1/26 (c)		95,000	94,169
Cenovus Energy, Inc. 5.375% 7/15/25		55,000	62,146
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	160,123
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	93,632
Cheniere Energy, Inc. 4.625% 10/15/28 (c)		180,000	188,325
Citgo Holding, Inc. 9.25% 8/1/24 (c)		185,000	177,600
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)		85,000	84,796
7% 6/15/25 (c)		130,000	131,762
CNX Resources Corp. 6% 1/15/29 (c)		25,000	25,836
Comstock Resources, Inc.:
7.5% 5/15/25 (c)		210,000	214,725
9.75% 8/15/26		140,000	148,925
9.75% 8/15/26		90,000	95,850
Continental Resources, Inc.:
4.5% 4/15/23		3,000	3,079
5.75% 1/15/31 (c)		70,000	75,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)		185,000	178,217
CVR Energy, Inc.:
5.25% 2/15/25 (c)		140,000	137,158
5.75% 2/15/28 (c)		140,000	137,417
DCP Midstream Operating LP:
5.375% 7/15/25		135,000	144,450
5.85% 5/21/43 (c)(e)		60,000	53,100
8.125% 8/16/30		5,000	6,607
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (c)		125,000	132,500
6.625% 7/15/25 (c)		55,000	58,747
Energo-Pro A/S 4% 12/7/22 (Reg. S)	EUR	100,000	118,814
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		200,000	201,500
EnLink Midstream LLC 5.625% 1/15/28 (c)		25,000	24,953
EQM Midstream Partners LP 6.5% 7/1/27 (c)		70,000	74,956
EQT Corp. 5% 1/15/29		55,000	59,813
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27		65,000	61,770
GeoPark Ltd.:
5.5% 1/17/27 (c)		200,000	200,685
6.5% 9/21/24 (c)		200,000	207,125
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)		55,000	58,850
Greenko Dutch BV 5.25% 7/24/24		200,000	207,650
Harvest Midstream I LP 7.5% 9/1/28 (c)		135,000	141,784
Hess Midstream Partners LP:
5.125% 6/15/28 (c)		80,000	83,024
5.625% 2/15/26 (c)		100,000	103,792
Indigo Natural Resources LLC 5.375% 2/1/29 (c)(h)		115,000	113,563
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (c)		200,000	203,688
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)		95,000	50,350
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		285,000	282,150
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (c)		150,000	165,525
6.5% 6/30/27 (Reg. S) (c)		30,000	33,752
6.75% 6/30/30 (Reg. S) (c)		20,000	22,736
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)		85,000	88,315
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (c)		200,000	212,875
MEG Energy Corp.:
5.875% 2/1/29 (c)(h)		110,000	109,175
7.125% 2/1/27 (c)		140,000	144,550
Murphy Oil Corp. 5.875% 12/1/27		40,000	38,028
Nabors Industries, Inc. 5.75% 2/1/25		105,000	66,150
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	202,813
New Fortress Energy LLC 6.75% 9/15/25 (c)		55,000	56,890
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)		190,000	192,613
Noble Holding International Ltd.:
6.05% 3/1/41 (d)		5,000	100
6.2% 8/1/40 (d)		85,000	1,700
7.75% 1/15/24 (d)		48,000	960
7.95% 4/1/25 (d)(e)		55,000	1,100
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)(d)		400,000	94,000
Occidental Petroleum Corp.:
2.9% 8/15/24		35,000	33,863
5.5% 12/1/25		35,000	36,750
5.55% 3/15/26		65,000	68,331
5.875% 9/1/25		40,000	42,180
6.125% 1/1/31		140,000	152,296
6.375% 9/1/28		345,000	375,188
6.6% 3/15/46		55,000	59,247
6.625% 9/1/30		195,000	218,888
6.95% 7/1/24		65,000	70,525
7.5% 5/1/31		230,000	265,075
8.875% 7/15/30		145,000	182,084
Oleoducto Central SA 4% 7/14/27 (c)		200,000	215,650
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(d)(e)		9,642	675
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	92,836
7.25% 6/15/25		70,000	46,454
9.25% 5/15/25 (c)		145,000	139,874
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	124,670
Petrobras Global Finance BV:
5.093% 1/15/30		113,000	123,424
6.9% 3/19/49		115,000	137,799
Petroleos Mexicanos:
4.25% 1/15/25		185,000	185,983
4.875% 1/24/22		85,000	87,063
5.5% 2/24/25 (Reg. S)	EUR	200,000	259,396
6.49% 1/23/27		175,000	180,250
7.69% 1/23/50		75,000	70,781
Pride International, Inc. 7.875% 8/15/40 (d)		95,000	11,163
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	198,968
Rattler Midstream LP 5.625% 7/15/25 (c)		50,000	52,375
Saudi Arabian Oil Co.:
1.625% 11/24/25 (c)		200,000	203,750
3.5% 4/16/29 (c)		200,000	219,700
SESI LLC 7.75% 9/15/24 (d)		40,000	15,600
Sibur Securities DAC 2.95% 7/8/25 (c)		200,000	206,438
SM Energy Co.:
5% 1/15/24		65,000	60,288
5.625% 6/1/25		100,000	90,500
6.625% 1/15/27		65,000	57,850
6.75% 9/15/26		25,000	22,563
Southwestern Energy Co. 8.375% 9/15/28		60,000	64,206
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)		50,000	51,105
5.5% 2/15/26		75,000	77,076
6% 4/15/27		175,000	185,281
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)		55,000	55,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (c)		55,000	57,393
5.125% 2/1/25		35,000	35,949
5.375% 2/1/27		35,000	36,171
5.5% 3/1/30		70,000	74,418
5.875% 4/15/26		70,000	73,326
6.5% 7/15/27		40,000	43,000
6.875% 1/15/29		70,000	77,263
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		200,000	208,200
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		200,000	218,000
Transocean Sentry Ltd. 5.375% 5/15/23 (c)		81,656	74,715
Transocean, Inc. 11.5% 1/30/27 (c)		76,000	58,710
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		195,000	170,625
Tullow Oil PLC:
6.25% 4/15/22 (c)		200,000	162,500
7% 3/1/25 (c)		200,000	131,170
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	36,582
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(d)		63,329	3,166
Valaris PLC:
5.2% 3/15/25 (d)		30,000	1,838
7.75% 2/1/26 (d)		85,000	6,163
Viper Energy Partners LP 5.375% 11/1/27 (c)		30,000	31,500
W&T Offshore, Inc. 9.75% 11/1/23 (c)		75,000	59,305
Wintershall Dea Finance 2 BV 3% (Reg. S) (e)(f)	EUR	100,000	120,003
YPF SA 8.5% 3/23/25 (c)		471,000	386,220
			13,386,171
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (c)		80,000	80,200
Petroleos Mexicanos 3.625% 11/24/25 (Reg. S)	EUR	100,000	119,459
			199,659
Environmental - 0.6%
GFL Environmental, Inc. 4% 8/1/28 (c)		300,000	297,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)		300,000	302,250
Stericycle, Inc. 3.875% 1/15/29 (c)		35,000	35,963
			635,213
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		35,000	34,563
4.625% 1/15/27 (c)		95,000	99,621
4.875% 2/15/30 (c)		95,000	101,535
Camposol SA 6% 2/3/27 (c)		200,000	208,500
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		35,000	35,929
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		25,000	25,000
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		100,000	106,600
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	129,520
Tops Markets LLC 13% 11/19/24 pay-in-kind (b)(e)		33,712	32,701
			773,969
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5% 12/15/28 (c)		40,000	39,825
Central American Bottling Corp. 5.75% 1/31/27 (c)		200,000	211,375
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)		30,000	30,600
7.5% 4/15/25 (c)		15,000	15,488
Del Monte Foods, Inc. 11.875% 5/15/25 (c)		80,000	90,400
JBS Investments II GmbH:
5.75% 1/15/28 (c)		200,000	212,016
7% 1/15/26 (c)		400,000	427,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		30,000	30,915
6.75% 2/15/28 (c)		185,000	204,194
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)		120,000	136,308
6.5% 4/15/29 (c)		80,000	91,000
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		54,000	60,480
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (c)		45,000	46,688
MHP SA 7.75% 5/10/24 (c)		200,000	217,938
Post Holdings, Inc.:
4.625% 4/15/30 (c)		95,000	98,465
5.625% 1/15/28 (c)		110,000	116,669
TreeHouse Foods, Inc. 4% 9/1/28		20,000	20,200
U.S. Foods, Inc. 4.75% 2/15/29 (c)		80,000	80,200
United Natural Foods, Inc. 6.75% 10/15/28 (c)		40,000	42,300
			2,172,861
Gaming - 2.8%
Affinity Gaming LLC 6.875% 12/15/27 (c)		20,000	21,000
Bally's Corp. 6.75% 6/1/27 (c)		75,000	80,438
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)		110,000	115,931
8.125% 7/1/27 (c)		275,000	301,813
Caesars Resort Collection LLC 5.25% 10/15/25 (c)		300,000	298,532
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	107,667
5.375% 4/15/26		30,000	34,362
Golden Nugget, Inc. 6.75% 10/15/24 (c)		130,000	130,299
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	118,576
MCE Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	210,340
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	367,500
5.75% 2/1/27		70,000	78,463
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	208,750
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)		35,000	37,547
Station Casinos LLC 5% 10/1/25 (c)		155,000	156,001
Studio City Finance Ltd.:
6.5% 1/15/28 (c)		110,000	117,838
6.5% 1/15/28 (Reg. S)		200,000	214,250
Wynn Macau Ltd. 5.5% 1/15/26 (c)		200,000	205,690
			2,804,997
Healthcare - 5.9%
Avantor Funding, Inc. 4.625% 7/15/28 (c)		75,000	78,791
Bausch Health Companies, Inc. 5.5% 11/1/25 (c)		260,000	267,722
CAB SELAS 3.375% 2/1/28 (Reg. S)	EUR	203,000	246,351
Catalent Pharma Solutions 5% 7/15/27 (c)		20,000	21,075
Centene Corp.:
3% 10/15/30		55,000	57,527
3.375% 2/15/30		60,000	62,850
4.25% 12/15/27		70,000	74,052
4.625% 12/15/29		105,000	116,414
5.375% 6/1/26 (c)		245,000	256,258
5.375% 8/15/26 (c)		55,000	57,681
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)		20,000	21,050
5.5% 4/1/26 (c)		65,000	67,844
Community Health Systems, Inc.:
4.75% 2/15/31 (c)(h)		75,000	75,000
5.625% 3/15/27 (c)		55,000	57,750
6% 1/15/29 (c)		55,000	58,438
6.875% 4/15/29 (c)(h)		75,000	75,844
8% 3/15/26 (c)		390,000	419,250
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	103,220
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)		60,000	59,513
4.625% 6/1/30 (c)		120,000	126,038
Encompass Health Corp. 5.75% 9/15/25		15,000	15,469
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	128,882
Grifols SA 2.25% 11/15/27 (Reg. S)	EUR	100,000	122,978
HCA Holdings, Inc.:
5.375% 9/1/26		85,000	96,455
5.875% 2/15/26		85,000	97,219
5.875% 2/1/29		45,000	53,599
Hologic, Inc. 3.25% 2/15/29 (c)		55,000	55,894
IMS Health, Inc. 5% 10/15/26 (c)		120,000	124,650
InRetail Pharma SA 5.375% 5/2/23 (c)		200,000	207,250
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		50,000	53,438
4.375% 6/15/28 (c)		40,000	41,679
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (c)		30,000	32,100
7.375% 6/1/25 (c)		45,000	48,150
Radiology Partners, Inc. 9.25% 2/1/28 (c)		220,000	240,623
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		50,000	51,875
Sabra Health Care LP 3.9% 10/15/29		72,000	75,720
Service Corp. International 3.375% 8/15/30		300,000	304,500
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)		30,000	30,827
10% 4/15/27 (c)		15,000	16,575
Teleflex, Inc. 4.625% 11/15/27		30,000	31,742
Tenet Healthcare Corp.:
4.625% 7/15/24		80,000	81,424
6.125% 10/1/28 (c)		240,000	250,676
6.25% 2/1/27 (c)		195,000	205,414
6.75% 6/15/23		300,000	325,500
6.875% 11/15/31		10,000	10,800
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		75,000	71,546
4.1% 10/1/46		200,000	175,500
6% 1/31/25	EUR	100,000	132,874
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)		110,000	120,450
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (c)		55,000	60,913
9.25% 4/1/26 (c)		230,000	255,277
Vizient, Inc. 6.25% 5/15/27 (c)		15,000	15,938
			5,838,605
Homebuilders/Real Estate - 6.5%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	125,536
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (c)		5,000	5,288
9.875% 4/1/27 (c)		44,000	49,500
China Aoyuan Group Ltd. 6.2% 3/24/26 (Reg. S)		200,000	205,250
China Evergrande Group:
8.25% 3/23/22 (Reg. S)		200,000	190,813
8.75% 6/28/25 (Reg. S)		200,000	163,250
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	207,813
7.375% 4/9/24 (Reg. S)		200,000	210,125
China South City Holdings Ltd. 11.5% 2/12/22 (Reg. S)		200,000	198,563
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	182,374
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	195,000
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	201,688
11.5% 1/30/23 (Reg. S)		200,000	207,000
Kennedy-Wilson, Inc.:
4.75% 3/1/29 (h)		55,000	55,138
5% 3/1/31 (h)		55,000	55,138
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	200,876
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (c)		200,000	203,625
Modernland Overseas Pte Ltd. 6.95% 4/13/24 (d)		200,000	55,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	348,216
5.25% 8/1/26		100,000	103,500
New Home Co. LLC 7.25% 10/15/25 (c)		35,000	36,181
New Metro Global Ltd.:
4.8% 12/15/24 (Reg. S)		200,000	201,500
6.8% 8/5/23 (Reg. S)		200,000	210,813
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)		30,000	30,638
7.625% 6/15/25 (c)		25,000	27,156
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	232,031
Ronshine China Holdings Ltd. 7.1% 1/25/25 (Reg. S)		200,000	197,000
Service Properties Trust 7.5% 9/15/25		95,000	106,946
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	75,059
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	203,438
7.5% 2/1/24 (Reg. S)		200,000	207,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (c)		80,000	90,200
5.875% 6/15/27 (c)		55,000	62,135
Times China Holdings Ltd. 6.6% 3/2/23 (Reg. S)		200,000	203,938
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	16,838
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (c)(h)		85,000	85,000
8.25% 10/15/23		115,000	116,564
VICI Properties, Inc.:
3.75% 2/15/27 (c)		55,000	55,894
4.125% 8/15/30 (c)		70,000	72,844
Wanda Properties Overseas Ltd. 6.875% 7/23/23 (Reg. S)		200,000	203,000
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		25,000	26,000
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S)		220,000	229,213
10% 2/12/23 (Reg. S)		200,000	213,375
Yuzhou Properties Co. 7.375% 1/13/26 (Reg. S)		200,000	210,000
Zhenro Properties Group Ltd. 8.7% 8/3/22 (Reg. S)		200,000	207,688
			6,484,769
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		40,000	39,556
3.75% 5/1/29 (c)(h)		35,000	35,548
4% 5/1/31 (c)		35,000	35,960
4.875% 1/15/30		120,000	129,351
5.125% 5/1/26		70,000	72,569
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	41,829
			354,813
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)		250,000	257,188
8.125% 2/15/24 (c)		55,000	57,453
10.125% 8/1/26 (c)		35,000	40,163
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)		225,000	237,938
AmWINS Group, Inc. 7.75% 7/1/26 (c)		15,000	16,078
AssuredPartners, Inc. 5.625% 1/15/29 (c)		30,000	30,450
HUB International Ltd. 7% 5/1/26 (c)		190,000	197,125
MGIC Investment Corp. 5.25% 8/15/28		40,000	42,800
USI, Inc. 6.875% 5/1/25 (c)		275,000	279,419
			1,158,614
Leisure - 0.8%
Carnival Corp.:
9.875% 8/1/27 (c)		210,000	240,975
10.5% 2/1/26 (c)		75,000	87,094
NCL Corp. Ltd. 10.25% 2/1/26 (c)		115,000	133,400
POWDR Corp. 6% 8/1/25 (c)		35,000	36,663
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (c)		85,000	92,013
11.5% 6/1/25 (c)		50,000	57,438
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (c)		50,000	53,625
Vail Resorts, Inc. 6.25% 5/15/25 (c)		35,000	37,188
Viking Cruises Ltd. 13% 5/15/25 (c)		50,000	58,200
			796,596
Metals/Mining - 3.3%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	313,011
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(d)		210,000	0
Alrosa Finance SA 3.1% 6/25/27 (c)		200,000	204,938
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	203,000
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		200,000	204,208
6.875% 3/1/26 (c)		200,000	208,500
6.875% 10/15/27 (c)		185,000	198,991
7.25% 4/1/23 (c)		325,000	331,518
7.5% 4/1/25 (c)		130,000	134,635
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		45,000	46,294
5.125% 3/15/23 (c)		95,000	99,691
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	61,065
5.4% 11/14/34		30,000	37,275
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	55,069
HudBay Minerals, Inc. 6.125% 4/1/29 (c)		105,000	111,300
Industrias Penoles SA de CV 4.75% 8/6/50 (c)		200,000	224,750
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (c)		45,000	50,758
Stillwater Mining Co. 6.125% 6/27/22 (c)		200,000	202,500
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		400,000	363,150
VM Holding SA 6.5% 1/18/28 (c)		200,000	232,500
			3,283,153
Paper - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (c)		35,000	37,231
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)		90,000	94,820
Mercer International, Inc. 5.125% 2/1/29 (c)		55,000	55,963
Rayonier AM Products, Inc. 7.625% 1/15/26 (c)		45,000	47,138
			235,152
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (c)		200,000	210,500
Railroad - 0.2%
Getlink SE 3.5% 10/30/25 (Reg. S)	EUR	140,000	175,324
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)		160,000	159,200
Golden Nugget, Inc. 8.75% 10/1/25 (c)		60,000	62,175
Yum! Brands, Inc. 7.75% 4/1/25 (c)		20,000	21,952
			243,327
Services - 2.5%
APX Group, Inc. 7.625% 9/1/23		75,000	77,906
ASGN, Inc. 4.625% 5/15/28 (c)		160,000	165,427
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)		55,000	56,640
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		300,000	302,625
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)		90,000	93,150
Expedia, Inc. 7% 5/1/25 (c)		75,000	82,141
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		520,000	543,075
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		90,000	89,564
Hertz Corp.:
5.5% 10/15/24 (c)(d)		65,000	40,300
6% 1/15/28 (c)(d)		85,000	53,550
6.25% 10/15/22 (d)		60,000	37,350
7.125% 8/1/26 (c)(d)		85,000	52,700
IAA Spinco, Inc. 5.5% 6/15/27 (c)		30,000	31,503
IHS Markit Ltd.:
4% 3/1/26 (c)		35,000	39,501
4.75% 2/15/25 (c)		65,000	73,957
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	20,000	24,256
Laureate Education, Inc. 8.25% 5/1/25 (c)		195,000	205,359
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)		35,000	35,569
Sabre GLBL, Inc. 7.375% 9/1/25 (c)		60,000	64,650
Service Corp. International 5.125% 6/1/29		35,000	38,255
Sotheby's 7.375% 10/15/27 (c)		80,000	86,800
Tempo Acquisition LLC 6.75% 6/1/25 (c)		55,000	56,573
The GEO Group, Inc.:
5.125% 4/1/23		50,000	42,750
5.875% 10/15/24		15,000	11,325
6% 4/15/26		170,000	121,975
			2,426,901
Steel - 1.1%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (c)		165,000	177,208
Commercial Metals Co. 3.875% 2/15/31 (h)		30,000	30,713
CSN Resources SA 7.625% 4/17/26 (c)		200,000	214,436
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)		60,000	63,637
JSW Steel Ltd. 5.375% 4/4/25 (Reg. S)		200,000	209,938
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	199,500
Usiminas International SARL 5.875% 7/18/26 (c)		200,000	213,650
			1,109,082
Super Retail - 0.8%
Academy Ltd. 6% 11/15/27 (c)		75,000	79,031
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	21,578
4.75% 3/1/30		20,000	21,034
Carvana Co. 5.875% 10/1/28 (c)		55,000	57,131
EG Global Finance PLC:
6.75% 2/7/25 (c)		250,000	257,500
8.5% 10/30/25 (c)		50,000	53,125
Group 1 Automotive, Inc. 4% 8/15/28 (c)		200,000	204,190
L Brands, Inc. 6.625% 10/1/30 (c)		110,000	123,475
LBM Acquisition LLC 6.25% 1/15/29 (c)		20,000	20,244
			837,308
Technology - 3.2%
ams AG 6% 7/31/25 (Reg. S)	EUR	100,000	130,428
Arcelik A/S 5% 4/3/23 (c)		200,000	206,625
Arches Buyer, Inc.:
4.25% 6/1/28 (c)		35,000	34,956
6.125% 12/1/28 (c)		10,000	10,250
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)		205,000	218,069
Black Knight InfoServ LLC 3.625% 9/1/28 (c)		60,000	60,717
Camelot Finance SA 4.5% 11/1/26 (c)		150,000	156,000
CDK Global, Inc.:
4.875% 6/1/27		80,000	84,100
5.25% 5/15/29 (c)		35,000	37,933
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	83,409
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	70,831
Endurance Acquisition Merger Sub 6% 2/15/29 (c)(h)		40,000	39,300
Entegris, Inc. 4.625% 2/10/26 (c)		85,000	88,028
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)		205,000	215,975
Itron, Inc. 5% 1/15/26 (c)		30,000	30,600
Jain International Trading BV 7.125% 2/1/22 (Reg. S) (d)		200,000	34,000
Lenovo Group Ltd. 3.421% 11/2/30 (c)		200,000	212,138
Match Group Holdings II LLC 5.625% 2/15/29 (c)		65,000	70,525
MercadoLibre, Inc. 3.125% 1/14/31		200,000	201,378
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)		30,000	33,975
ON Semiconductor Corp. 3.875% 9/1/28 (c)		70,000	72,538
Open Text Holdings, Inc. 4.125% 2/15/30 (c)		95,000	99,722
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	127,903
3.375% 4/23/26 (Reg. S)	EUR	100,000	131,543
Qorvo, Inc. 4.375% 10/15/29		45,000	49,106
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)		30,000	31,275
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		260,000	268,125
TTM Technologies, Inc. 5.625% 10/1/25 (c)		125,000	127,500
Uber Technologies, Inc. 7.5% 5/15/25 (c)		115,000	123,190
Unisys Corp. 6.875% 11/1/27 (c)		30,000	33,225
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (c)		40,000	40,400
			3,123,764
Telecommunications - 7.5%
Altice France Holding SA 6% 2/15/28 (c)		75,000	75,563
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		80,000	83,450
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)		340,000	361,973
7.5% 10/15/26 (c)		100,000	105,777
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)		30,000	30,153
5.625% 9/15/28 (c)		20,000	20,500
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	127,439
Crystal Almond SARL 4.25% 10/15/24 (Reg. S)	EUR	100,000	123,357
Digicel Group Ltd. 6.75% 3/1/23 (c)		150,000	121,453
Equinix, Inc. 5.375% 5/15/27		50,000	54,275
Frontier Communications Corp.:
5% 5/1/28 (c)		55,000	57,028
5.875% 10/15/27 (c)		50,000	53,735
6.75% 5/1/29 (c)		60,000	63,020
11% 9/15/25 (d)		215,000	113,950
GTT Communications, Inc. 7.875% 12/31/24 (c)		180,000	64,800
IHS Netherlands Holdco BV 8% 9/18/27 (c)		200,000	215,560
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		315,000	218,925
8.5% 10/15/24 (c)(d)		45,000	32,513
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (c)		100,000	107,778
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)		95,000	95,523
4.25% 7/1/28 (c)		75,000	76,853
5.375% 1/15/24		200,000	200,180
Lumen Technologies, Inc.:
4% 2/15/27 (c)		115,000	118,913
5.125% 12/15/26 (c)		150,000	159,507
Millicom International Cellular SA 5.125% 1/15/28 (c)		250,000	262,425
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	134,566
Sable International Finance Ltd. 5.75% 9/7/27 (c)		325,000	344,500
Sabre GLBL, Inc. 9.25% 4/15/25 (c)		45,000	53,390
SBA Communications Corp. 3.875% 2/15/27		120,000	125,317
SFR Group SA:
5.125% 1/15/29 (c)		50,000	51,563
5.5% 1/15/28 (c)		130,000	135,363
7.375% 5/1/26 (c)		150,000	157,202
8.125% 2/1/27 (c)		245,000	270,725
Sprint Capital Corp.:
6.875% 11/15/28		165,000	211,819
8.75% 3/15/32		530,000	809,575
Sprint Corp. 7.625% 3/1/26		70,000	86,275
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	200,024
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	127,662
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		200,000	212,250
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	251,616
Telesat Canada/Telesat LLC 6.5% 10/15/27 (c)		45,000	47,659
Turk Telekomunikasyon A/S 6.875% 2/28/25 (c)		200,000	220,000
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (c)		200,000	212,750
VimpelCom Holdings BV 3.375% 11/25/27 (c)		200,000	205,100
Vodafone Group PLC 3% 8/27/80 (Reg. S) (e)	EUR	100,000	125,602
VTR Comunicaciones SpA 5.125% 1/15/28 (c)		200,000	213,125
Windstream Escrow LLC 7.75% 8/15/28 (c)		80,000	81,000
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)		115,000	115,324
6.125% 3/1/28 (c)		60,000	62,410
			7,399,467
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	116,622
Transportation Ex Air/Rail - 1.5%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	215,000	261,208
1.75% 6/26/26 (Reg. S)	EUR	100,000	121,076
1.875% 9/26/29 (Reg. S)	EUR	100,000	120,242
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (c)		135,000	147,116
Holding d'Infrastructures de Transport SAS 2.5% 5/4/27 (Reg. S)	EUR	100,000	136,073
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (c)		200,000	212,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		235,000	173,019
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)		90,000	51,300
11.25% 8/15/22 (c)		135,000	116,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (c)		110,000	120,863
Teekay Corp. 9.25% 11/15/22 (c)		60,000	60,000
			1,519,247
Utilities - 4.8%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)		40,000	43,054
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	113,000	138,637
DCP Midstream Operating LP:
5.125% 5/15/29		105,000	114,199
5.625% 7/15/27		45,000	49,050
DPL, Inc.:
4.125% 7/1/25 (c)		180,000	192,150
4.35% 4/15/29		115,000	129,337
Energias de Portugal SA:
1.875% 8/2/81 (Reg. S) (e)	EUR	100,000	121,355
4.496% 4/30/79 (Reg. S) (e)	EUR	100,000	132,580
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	203,563
InterGen NV 7% 6/30/23 (c)		845,000	815,425
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,000	4,272
4.5% 9/15/27 (c)		35,000	38,850
NRG Energy, Inc.:
3.375% 2/15/29 (c)		25,000	25,573
3.625% 2/15/31 (c)		50,000	52,000
5.25% 6/15/29 (c)		60,000	66,000
5.75% 1/15/28		265,000	288,115
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)		186,550	198,173
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	9,899
3.95% 12/1/47		55,000	55,270
4.55% 7/1/30		415,000	473,658
4.95% 7/1/50		415,000	471,316
Pattern Energy Operations LP 4.5% 8/15/28 (c)		40,000	42,304
PG&E Corp.:
5% 7/1/28		75,000	80,465
5.25% 7/1/30		205,000	225,500
Pike Corp. 5.5% 9/1/28 (c)		45,000	46,463
Teollisuuden Voima Oyj 2.125% 2/4/25 (Reg. S)	EUR	100,000	122,476
TerraForm Global, Inc. 6.125% 3/1/26 (c)		160,000	164,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		150,000	154,432
4.75% 1/15/30 (c)		130,000	139,425
5% 1/31/28 (c)		50,000	55,500
Vistra Operations Co. LLC:
5.5% 9/1/26 (c)		45,000	46,787
5.625% 2/15/27 (c)		60,000	63,295
			4,763,123

TOTAL NONCONVERTIBLE BONDS			82,432,709

TOTAL CORPORATE BONDS
(Cost $81,038,584)			83,477,830

Government Obligations - 0.5%
Germany - 0.1%
German Federal Republic 2% 8/15/23	EUR	90,000	116,975
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	119,875
7.55% 3/28/30 (Reg. S)		200,000	120,563
7.85% 3/14/29(Reg. S)		200,000	120,750

TOTAL SRI LANKA			361,188

TOTAL GOVERNMENT OBLIGATIONS
(Cost $707,300)			478,163
		Shares	Value

Common Stocks - 2.6%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)		3,510	36,750
Broadcasting - 0.0%
DISH Network Corp. Class A (i)		314	9,112
Energy - 1.1%
California Resources Corp. (i)		7,660	176,869
California Resources Corp. (a)		4,169	96,262
California Resources Corp. warrants 10/27/24 (i)		530	2,083
Denbury, Inc. (i)		14,960	428,006
Denbury, Inc. warrants 9/18/25 (i)		1,038	8,979
EP Energy Corp. (b)		7,975	158,942
Jonah Energy LLC (b)		3,631	54,465
Pacific Drilling SA (b)(i)		19,106	0
Sanchez Energy Corp. (b)		3,543	56,693
Tidewater, Inc.:
warrants 11/14/42 (b)(i)		5,448	49,032
warrants 11/14/42 (b)(i)		1,897	17,073

TOTAL ENERGY			1,048,404

Entertainment/Film - 0.5%
New Cotai LLC/New Cotai Capital Corp. (a)(b)		125,818	503,272
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(i)		7,744	117,941
Tops Markets Corp. (b)(i)		165	58,007

TOTAL FOOD & DRUG RETAIL			175,948

Gaming - 0.2%
Boyd Gaming Corp.		4,800	216,768
Healthcare - 0.1%
HCA Holdings, Inc.		400	64,992
Services - 0.2%
United Rentals, Inc. (i)		1,000	243,010
Utilities - 0.3%
NRG Energy, Inc.		3,200	132,512
Vistra Corp.		9,795	195,606

TOTAL UTILITIES			328,118

TOTAL COMMON STOCKS
(Cost $4,506,643)			2,626,374
		Principal Amount	Value

Bank Loan Obligations - 2.7%
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 12/9/25 (e)(g)(j)		77,425	76,030
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 2/1/27 (e)(g)(j)		29,700	29,575
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(g)(j)		24,531	25,106
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(g)(j)		227,099	226,390
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1289% 10/1/25 (e)(g)(j)		43,072	42,857
Diversified Financial Services - 0.1%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (e)(g)(j)		14,620	14,278
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 10/1/25 (e)(g)(j)		0	0
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3765% 3/1/25 (e)(g)(j)		15,791	15,672
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(e)(g)(j)		34,446	34,446

TOTAL DIVERSIFIED FINANCIAL SERVICES			64,396

Energy - 0.7%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(g)(j)		48,250	44,440
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(e)(g)(j)		265,000	321,432
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(g)(j)		9,875	9,233
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (e)(g)(j)		138,828	138,029
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(g)(j)		268,650	202,159
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(d)(e)(g)(j)		65,772	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(g)(j)		28,000	0

TOTAL ENERGY			715,293

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(e)(g)(j)		53,093	54,155
Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (e)(g)(j)		330,813	330,998
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (e)(g)(j)		37,183	27,810
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (e)(g)(j)		37,156	36,831

TOTAL HOTELS			64,641

Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/10/25 (e)(g)(j)		4,826	4,798
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/9/25 (e)(g)(j)		64,025	63,676

TOTAL INSURANCE			68,474

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 7/31/24 (e)(g)(j)		4,850	4,806
Services - 0.3%
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(g)(j)		220,000	219,932
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(g)(j)		95,000	90,630
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 1/23/27 (e)(g)(j)		14,925	14,794

TOTAL SERVICES			325,356

Super Retail - 0.1%
Park River Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (e)(g)(j)		55,000	55,083
Technology - 0.2%
Endure Digital, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 1/29/28 (g)(j)(k)		68,531	68,317
3 month U.S. LIBOR + 3.500% 0% 1/29/28 (g)(j)(k)		16,469	16,417
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (e)(g)(j)		74,813	75,080
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 5/4/26 (e)(g)(j)		19,750	19,787
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(g)(j)		10,000	10,325
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 2/28/25 (e)(g)(j)		9,509	9,490
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.1208% 2/28/27 (e)(g)(j)		14,888	14,860

TOTAL TECHNOLOGY			214,276

Telecommunications - 0.4%
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (e)(g)(j)		14,616	14,324
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (g)(j)(l)		25,523	25,013
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.814% 1/31/26 (e)(g)(j)		377,810	375,543

TOTAL TELECOMMUNICATIONS			414,880

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,770,953)			2,712,316

Preferred Securities - 6.1%
Automotive & Auto Parts - 0.3%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(f)	EUR	200,000	262,437
Banks & Thrifts - 3.3%
AIB Group PLC 5.25% (Reg. S) (e)(f)	EUR	200,000	253,632
Alfa Bond Issuance PLC 8% (Reg. S) (e)(f)		200,000	205,188
Banco Mercantil del Norte SA 6.875% (c)(e)(f)		200,000	205,625
Bank of America Corp.:
4.3% (e)(f)		160,000	165,019
5.875% (e)(f)		275,000	304,417
Citigroup, Inc.:
4% (e)(f)		140,000	141,925
4.7% (e)(f)		90,000	92,025
5% (e)(f)		180,000	186,638
5.35% (e)(f)		550,000	567,188
5.95% (e)(f)		375,000	394,870
Itau Unibanco Holding SA 6.125% (c)(e)(f)		375,000	380,794
JPMorgan Chase & Co. 4.6% (e)(f)		135,000	138,915
UniCredit SpA 9.25% (Reg. S) (e)(f)	EUR	200,000	262,004

TOTAL BANKS & THRIFTS			3,298,240

Broadcasting - 0.2%
TMB Bank PCL 4.9% (Reg. S) (e)(f)		200,000	199,563
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (f)		285,000	291,947
Diversified Financial Services - 0.2%
LeasePlan Corp. NV 7.375% (Reg. S) (e)(f)	EUR	200,000	257,825
Homebuilders/Real Estate - 0.6%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (e)(f)		200,000	202,688
RKI Overseas Finance 2017 (A) 7% (Reg. S) (f)		200,000	182,688
Yuzhou Properties Co. 5.375% (Reg. S) (e)(f)		200,000	197,063

TOTAL HOMEBUILDERS/REAL ESTATE			582,439

Technology - 0.2%
Network i2i Ltd. 5.65% (Reg. S) (e)(f)		200,000	211,563
Telecommunications - 0.3%
Telefonica Europe BV 3.875% (Reg. S) (e)(f)	EUR	200,000	261,520
Utilities - 0.7%
EDF SA:
3.375% (e)(f)	EUR	200,000	259,612
5.375% 12/31/99 (e)	EUR	200,000	274,529
Veolia Environnement SA 2.5% (Reg. S) (e)(f)	EUR	100,000	121,733

TOTAL UTILITIES			655,874

TOTAL PREFERRED SECURITIES
(Cost $5,727,340)			6,021,408
		Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.09% (m)		3,738,688	3,739,436
TOTAL MONEY MARKET FUNDS
(Cost $3,739,343)			3,739,436
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $98,490,163)			99,055,527
NET OTHER ASSETS (LIABILITIES) - 0.1%			68,472
NET ASSETS - 100%			$99,123,999

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $664,375 or 0.7% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,783,397 or 47.2% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $25,523 and $25,013, respectively.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$40,023
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$64,841
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$623,271

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,617
Fidelity Securities Lending Cash Central Fund	2,154
Total	$5,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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